ZHEJIANG TIANLAN CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary CNY (¥)	Capital reserve CNY (¥)	PRC statutory reserves CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Beginning Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2011	¥ 153,935		¥ 61,200	¥ 43,189	¥ 4,272	¥ 41,183		¥ 4,091
Net profit/loss | ZHEJIANG TIANLAN	(1,501)					(1,250)		(251)
Net profit/loss | $		$ (120)					$ (429)		$ 309
Appropriation of reserves | ZHEJIANG TIANLAN	0				2	(2)
Appropriation of reserves | $							(37)
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2012	152,434		61,200	43,189	4,274	39,931		3,840
Net profit/loss | ZHEJIANG TIANLAN	5,298					7,626		(2,328)
Net profit/loss | $		$ 95					(18)		$ 113
Appropriation of reserves | ZHEJIANG TIANLAN	0				1,243	(1,243)
Appropriation of reserves | $							(4)
Dividend paid to NCI | ZHEJIANG TIANLAN	(6,120)					(6,120)
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2013	151,612		61,200	43,189	5,517	40,194		1,512
Net profit/loss | ZHEJIANG TIANLAN	14,008					14,000		8
Net profit/loss | $		$ (292)					$ (123)		$ (169)
Dividend paid | ZHEJIANG TIANLAN	(9,180)					(9,180)
Appropriation of reserves | ZHEJIANG TIANLAN	0				1,304	(1,304)
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2014	¥ 156,440		¥ 61,200	¥ 43,189	¥ 6,821	¥ 43,710		¥ 1,520